Expense Example - DWS Equity 500 Index Fund	May 01, 2021 USD ($)
Class T
Expense Example:
1 Year	$ 295
3 Years	421
5 Years	557
10 Years	956
Class R6
Expense Example:
1 Year	20
3 Years	71
5 Years	126
10 Years	290
INST Class
Expense Example:
1 Year	20
3 Years	84
5 Years	154
10 Years	359
Class S
Expense Example:
1 Year	26
3 Years	105
5 Years	191
10 Years	$ 445